Business Acquisition - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended							1 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012 INR	Mar. 31, 2011 INR	May 30, 2011 Trademarks INR	May 30, 2011 Customer Relationships INR	May 30, 2011 SEPCO Communications Pty Ltd INR	Mar. 31, 2013 SEPCO Communications Pty Ltd USD ($)	Mar. 31, 2013 SEPCO Communications Pty Ltd INR	Mar. 31, 2012 SEPCO Communications Pty Ltd INR	May 31, 2011 SEPCO Communications Pty Ltd INR	Mar. 31, 2013 SEPCO Communications Pty Ltd Percentage After Business Combination	May 30, 2011 Neotel Pty Ltd	Mar. 31, 2012 Neotel Pty Ltd Percentage After Business Combination	Feb. 28, 2011 BitGravity Inc INR	Sep. 30, 2010 BitGravity Inc INR	Mar. 31, 2013 BitGravity Inc INR	Mar. 31, 2010 BitGravity Inc INR
Business Acquisition [Line Items]
Additional acquisitions completed						2,806								265
Business combination, step acquisition, percentage of ownership before additional ownership acquired						43.16%						49.01%
Business combination, step acquisition, percentage of additional ownership acquired						24.50%								54.28%
Business combination, step acquisition, equity interest in acquiree, including subsequent acquisition, percentage						67.66%						61.50%
Minority interest ownership percentage by parent							67.32%	67.32%			66.48%		64.10%
Business acquisition, total gross accounts receivables acquired						4,094
Business acquisition, acquired account receivables estimated uncollectible						1,212
Business acquisition, acquired identifiable intangible assets				1,592	1,022					3,188				276		276
Fair value inputs, discount rate	17.70%
Terminal value long term sustainable growth rate in EBITDA	4.00%
Business combination, step acquisition, equity Interest in acquiree, remeasuresment gain (loss), Net									11,047
Percentage of additional equity ownership interest in subsidiary after acquisition							2.38%	2.38%
Cash consideration for a further equity ownership acquired							17	922
Equity investment percentage ownership acquired																	22.86%
Equity investment additional percentage of ownership acquired															22.86%
Payments to acquire equity method investments		255	530												66		62
Business acquisition aggregate purchase consideration transferred including equity interest in acquiree held prior to combination						14,627								987
Business acquisition, purchase price allocation, assets acquired (liabilities assumed), Net										(6,390)				390
Goodwill														597
Gain resulted from re-measurement of previously held interest														128		128